Annual Total Returns- Vanguard California Municipal Money Market Fund (Retail) [BarChart] - Retail - Vanguard California Municipal Money Market Fund - Investor Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.05%	0.03%	0.01%	0.01%	0.01%	0.29%	0.68%	1.22%	1.24%	0.39%